Investment Portfolioas of July 31, 2025 (Unaudited)
DWS Global Small Cap Fund
	Shares	Value ($)

Common Stocks 99.2%
Australia 1.5%
DroneShield Ltd. REG S*	520,949	1,247,632
Orora Ltd.	868,806	1,154,143
(Cost $1,532,636)		2,401,775
Canada 3.4%
Aecon Group, Inc. (a)	61,416	831,084
Badger Infrastructure Solutions Ltd.	17,531	661,588
Finning International, Inc.	56,194	2,448,754
Richelieu Hardware Ltd.	17,798	445,335
Russel Metals, Inc.	33,847	1,084,101
(Cost $4,355,994)		5,470,862
Denmark 0.7%
Royal Unibrew A/S (Cost $950,892)	14,285	1,069,499
Finland 0.2%
Kemira Oyj (Cost $388,002)	16,139	342,775
France 3.8%
Alten SA	12,250	996,679
Eiffage SA	23,062	3,088,404
Unibail-Rodamco-Westfield (REIT)*	12,125	1,172,526
Vallourec SACA	42,451	792,261
(Cost $5,373,916)		6,049,870
Germany 0.7%
Scout24 SE 144A (Cost $771,362)	8,494	1,135,837
Hong Kong 0.6%
PCCW Ltd. (Cost $779,206)	1,396,000	1,000,206
Ireland 0.7%
Dalata Hotel Group PLC	69,702	507,700
Dole PLC (b)	36,413	518,521
(Cost $803,655)		1,026,221
Italy 1.7%
Buzzi SpA (Cost $1,160,534)	52,028	2,702,205
Japan 6.9%
Denka Co., Ltd.	94,300	1,329,006
EDION Corp.	72,800	967,529
Itoham Yonekyu Holdings, Inc.	37,900	1,279,088
Kaken Pharmaceutical Co., Ltd.	44,500	1,165,983
Nextage Co., Ltd.	46,100	576,925
Nippon Gas Co., Ltd.	54,500	993,680
Nisshin Oillio Group Ltd.	18,100	617,011

NSD Co., Ltd.	32,800	784,194
Open Up Group, Inc.	41,100	503,390
Sangetsu Corp.	23,800	474,326
TV Asahi Holdings Corp. (a)	33,000	621,028
Zenkoku Hosho Co., Ltd.	79,400	1,686,795
(Cost $10,109,276)		10,998,955
Korea 2.2%
Hy-Lok Corp.	17,540	384,852
Hyundai Elevator Co., Ltd.	18,125	1,107,500
MNC Solution Co., Ltd.	5,063	591,803
Satrec Initiative Co., Ltd.	14,735	516,905
TK Corp.	58,066	953,936
(Cost $3,166,243)		3,554,996
Malaysia 0.7%
Frencken Group Ltd. (Cost $870,197)	920,500	1,169,562
Netherlands 0.6%
Akzo Nobel NV	9,480	593,212
Pharming Group NV* (a)	335,138	369,058
(Cost $949,899)		962,270
Puerto Rico 1.2%
Popular, Inc. (Cost $1,204,935)	16,037	1,837,519
Spain 0.3%
Grifols SA* (Cost $316,459)	32,106	480,152
Sweden 1.5%
BioGaia AB "B"	32,186	323,401
Cibus Nordic Real Estate AB publ	41,648	737,284
Hufvudstaden AB "A"	40,521	490,083
New Wave Group AB "B"	32,940	393,674
Vitrolife AB	25,284	370,583
(Cost $2,116,254)		2,315,025
Switzerland 1.8%
International Workplace Group PLC	295,332	861,018
Siegfried Holding AG (Registered)	17,353	1,940,114
(Cost $1,951,986)		2,801,132
United Kingdom 6.4%
Clarkson PLC	14,281	650,090
Computacenter PLC	26,566	804,551
Drax Group PLC	255,224	2,383,100
Genus PLC	41,858	1,372,154
Greggs PLC	52,479	1,091,132
nVent Electric PLC (b)	6,562	514,592
Softcat PLC	37,053	797,832
TechnipFMC PLC (b)	69,910	2,542,627
(Cost $6,737,641)		10,156,078
United States 64.3%
ACM Research, Inc. "A"*	23,733	720,534
Adeia, Inc.	43,238	559,932

Affiliated Managers Group, Inc.	11,575	2,429,245
Alcoa Corp.	37,212	1,115,244
Alpha & Omega Semiconductor Ltd.*	19,987	509,069
Ambarella, Inc.*	11,538	762,546
Americold Realty Trust, Inc. (REIT)	54,846	881,924
Antero Midstream Corp.	33,905	622,157
Apple Hospitality REIT, Inc. (REIT)	46,412	545,341
Armada Hoffler Properties, Inc. (REIT)	85,429	583,480
Ashland, Inc.	15,454	796,808
Aspen Aerogels, Inc.*	101,447	777,084
Atkore, Inc.	24,861	1,914,794
Bank OZK	19,019	937,637
Benchmark Electronics, Inc.	56,428	2,172,478
Bridgebio Pharma, Inc.*	60,829	2,875,387
Brinker International, Inc.*	2,207	347,823
Butterfly Network, Inc.* (a)	299,617	512,345
C.H. Robinson Worldwide, Inc.	7,125	821,655
Casey's General Stores, Inc.	6,707	3,488,512
Cboe Global Markets, Inc.	4,022	969,463
Ceribell, Inc.*	20,346	292,982
Clean Energy Fuels Corp.*	162,604	330,086
ClearPoint Neuro, Inc.* (a)	28,051	291,730
Clearway Energy, Inc. "A"	22,269	685,440
CNX Resources Corp.*	58,773	1,781,410
Coeur Mining, Inc.*	88,348	767,744
Curtiss-Wright Corp.	2,978	1,459,875
Dick's Sporting Goods, Inc.	2,883	609,783
Ducommun, Inc.*	19,303	1,756,187
Duolingo, Inc.*	1,142	395,760
Easterly Government Properties, Inc. (REIT)	18,857	414,854
EastGroup Properties, Inc. (REIT)	5,515	900,269
EchoStar Corp. "A"*	26,536	864,808
EMCOR Group, Inc.	1,105	693,376
Enact Holdings, Inc.	44,836	1,558,499
Enphase Energy, Inc.*	12,351	399,678
Essent Group Ltd.	26,988	1,511,058
Essential Properties Realty Trust, Inc. (REIT)	19,260	587,237
Everus Construction Group, Inc.*	9,094	675,320
Exact Sciences Corp.*	36,534	1,715,271
Expedia Group, Inc.	2,274	409,820
Federal Agricultural Mortgage Corp. "C"	10,463	1,802,461
Four Corners Property Trust, Inc. (REIT)	74,694	1,885,277
Hasbro, Inc.	19,199	1,442,997
Healthpeak Properties, Inc. (REIT)	53,472	905,816
Hecla Mining Co.	213,597	1,226,047
Hillenbrand, Inc.	38,574	798,868
Impinj, Inc.*	4,793	740,902
Kimco Realty Corp. (REIT)	34,204	726,151
Kite Realty Group Trust (REIT)	34,972	768,685
Kontoor Brands, Inc.	9,343	520,031
Ladder Capital Corp. (REIT)	57,505	627,955
Lumentum Holdings, Inc.*	28,093	3,092,477
Madison Square Garden Sports Corp.*	10,928	2,208,549
MaxLinear, Inc.*	40,954	647,892
MDU Resources Group, Inc.	35,340	609,615
Merchants Bancorp.	35,437	1,038,304
MGIC Investment Corp.	41,624	1,078,062
MicroStrategy, Inc. "A"*	7,357	2,956,484

Mr Cooper Group, Inc.*	4,760	741,227
Myomo, Inc.*	159,387	307,617
National HealthCare Corp.	9,552	917,279
Neogen Corp.*	72,784	338,446
NMI Holdings, Inc.*	23,888	891,500
Option Care Health, Inc.*	10,680	313,458
Outset Medical, Inc.*	16,810	269,969
Premier, Inc. "A"	100,128	2,150,749
Radian Group, Inc.	22,791	743,215
Ralph Lauren Corp.	3,894	1,163,333
Regal Rexnord Corp.	2,508	383,423
Reinsurance Group of America, Inc.	9,989	1,922,383
Rush Enterprises, Inc. "A"	34,739	1,880,770
Sensata Technologies Holding PLC	16,962	521,751
Senseonics Holdings, Inc.*	1,204,732	584,295
SentinelOne, Inc. "A"*	114,709	2,103,763
SiTime Corp.*	3,824	775,698
SkyWater Technology, Inc.* (a)	41,266	369,331
SkyWest, Inc.*	28,471	3,301,497
Stride, Inc.*	18,803	2,411,109
Synovus Financial Corp.	41,177	1,945,202
Taylor Morrison Home Corp.*	36,932	2,189,329
Thermon Group Holdings, Inc.*	33,476	946,701
TopBuild Corp.*	8,066	2,987,888
Trupanion, Inc.*	27,794	1,317,714
Unum Group	21,642	1,554,112
VF Corp.	33,095	387,873
Walker & Dunlop, Inc.	12,743	955,852
Williams-Sonoma, Inc.	2,020	377,841
Zions Bancorp. NA	33,681	1,805,975
(Cost $77,102,550)		102,080,518
Total Common Stocks (Cost $120,641,637)		157,555,457

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d) (Cost $1,832,373)	1,832,373	1,832,373

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.37% (c) (Cost $1,224,691)	1,224,691	1,224,691

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $123,698,701)	101.1	160,612,521
Other Assets and Liabilities, Net	(1.1)	(1,818,834)
Net Assets	100.0	158,793,687
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2025	Value ($) at 7/31/2025
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (c) (d)
2,495,042	—	662,669 (e)	—	—	40,638	—	1,832,373	1,832,373
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 4.37% (c)
2,339,751	18,535,963	19,651,023	—	—	50,012	—	1,224,691	1,224,691
4,834,793	18,535,963	20,313,692	—	—	90,650	—	3,057,064	3,057,064

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2025 amounted to $1,706,061, which is 1.1% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At July 31, 2025 the DWS Global Small Cap Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	31,353,746	20%
Financials	27,354,178	17%
Information Technology	19,194,041	12%
Consumer Discretionary	17,254,874	11%
Health Care	16,590,973	10%
Real Estate	11,459,944	7%
Materials	10,804,268	7%
Consumer Staples	6,972,630	4%
Energy	6,068,540	4%
Communication Services	5,830,428	4%
Utilities	4,671,835	3%
Total	157,555,457	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,401,775	$—	$2,401,775
Canada	5,470,862	—	—	5,470,862
Denmark	—	1,069,499	—	1,069,499
Finland	—	342,775	—	342,775
France	—	6,049,870	—	6,049,870
Germany	—	1,135,837	—	1,135,837
Hong Kong	—	1,000,206	—	1,000,206
Ireland	518,521	507,700	—	1,026,221
Italy	—	2,702,205	—	2,702,205
Japan	—	10,998,955	—	10,998,955
Korea	591,803	2,963,193	—	3,554,996
Malaysia	—	1,169,562	—	1,169,562
Netherlands	—	962,270	—	962,270
Puerto Rico	1,837,519	—	—	1,837,519
Spain	—	480,152	—	480,152
Sweden	—	2,315,025	—	2,315,025
Switzerland	—	2,801,132	—	2,801,132
United Kingdom	3,057,219	7,098,859	—	10,156,078
United States	102,080,518	—	—	102,080,518
Short-Term Investments (a)	3,057,064	—	—	3,057,064
Total	$116,613,506	$43,999,015	$—	$160,612,521

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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